Environmental Rehabilitation Provision (Narrative) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017
Environmental Rehabilitation Provision Narrative Details
Estimated environmental rehabilitation provision	$ 65,402	$ 70,626
Estimated cash flows at present day cost	$ 73,301	$ 79,249
Projected inflation rate	2.00%	2.00%
Market risk-free interest rate	2.58%	2.78%